Segment reporting - Information about reportable segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Vessel revenue	$ 579,120	$ 273,607
Vessel operating costs	(161,755)	(163,900)
Voyage expenses	(25,508)	(2,781)
Depreciation - owned or sale and leaseback vessels	(85,159)	(98,006)
Depreciation - right of use assets for vessels	(19,488)	(22,041)
General and administrative expenses	(35,257)	(26,884)
Loss on sale of vessels	(69,218)
Financial expenses	(78,710)	(69,973)
Loss on Convertible Notes exchange	0	(5,504)
Financial income	1,024	412
Other income and (expense), net	1,634	(106)
Net income / (loss)	106,683	(115,176)
Reportable segments
Disclosure of operating segments [line items]
Vessel revenue	579,120	273,607
Vessel operating costs	(161,755)	(163,900)
Voyage expenses	(25,508)	(2,781)
Depreciation - owned or sale and leaseback vessels	(85,159)	(98,006)
Depreciation - right of use assets for vessels	(19,488)	(22,041)
General and administrative expenses	(6,078)	(6,390)
Loss on sale of vessels	(69,218)
Financial expenses	0	0
Loss on Convertible Notes exchange		0
Financial income	334	298
Other income and (expense), net	0	(761)
Net income / (loss)	212,248	(19,974)
Reportable segments | LR1
Disclosure of operating segments [line items]
Vessel revenue	11,169	23,344
Vessel operating costs	(8,847)	(14,065)
Voyage expenses	0	16
Depreciation - owned or sale and leaseback vessels	(1,593)	(10,446)
Depreciation - right of use assets for vessels	0	0
General and administrative expenses	(335)	(581)
Loss on sale of vessels	(44,560)
Financial expenses	0	0
Loss on Convertible Notes exchange		0
Financial income	20	2
Other income and (expense), net	0	(393)
Net income / (loss)	(44,146)	(2,123)
Reportable segments | Handymax
Disclosure of operating segments [line items]
Vessel revenue	88,508	25,783
Vessel operating costs	(17,460)	(19,814)
Voyage expenses	(15,634)	(479)
Depreciation - owned or sale and leaseback vessels	(10,351)	(10,454)
Depreciation - right of use assets for vessels	0	(1,773)
General and administrative expenses	(684)	(760)
Loss on sale of vessels	0
Financial expenses	0	0
Loss on Convertible Notes exchange		0
Financial income	0	0
Other income and (expense), net	0	0
Net income / (loss)	44,379	(7,497)
Reportable segments | LR2
Disclosure of operating segments [line items]
Vessel revenue	189,950	88,278
Vessel operating costs	(55,077)	(50,834)
Voyage expenses	(4,743)	(243)
Depreciation - owned or sale and leaseback vessels	(38,049)	(40,112)
Depreciation - right of use assets for vessels	(4,169)	(4,216)
General and administrative expenses	(2,051)	(2,034)
Loss on sale of vessels	(15,093)
Financial expenses	0	0
Loss on Convertible Notes exchange		0
Financial income	0	0
Other income and (expense), net	0	0
Net income / (loss)	70,768	(9,161)
Reportable segments | MR
Disclosure of operating segments [line items]
Vessel revenue	289,493	136,202
Vessel operating costs	(80,371)	(79,187)
Voyage expenses	(5,131)	(2,075)
Depreciation - owned or sale and leaseback vessels	(35,166)	(36,994)
Depreciation - right of use assets for vessels	(15,319)	(16,052)
General and administrative expenses	(3,008)	(3,015)
Loss on sale of vessels	(9,565)
Financial expenses	0	0
Loss on Convertible Notes exchange		0
Financial income	314	296
Other income and (expense), net	0	(368)
Net income / (loss)	141,247	(1,193)
Corporate and eliminations
Disclosure of operating segments [line items]
Vessel revenue	0	0
Vessel operating costs	0	0
Voyage expenses	0	0
Depreciation - owned or sale and leaseback vessels	0	0
Depreciation - right of use assets for vessels	0	0
General and administrative expenses	(29,179)	(20,494)
Loss on sale of vessels	0
Financial expenses	(78,710)	(69,973)
Loss on Convertible Notes exchange		(5,504)
Financial income	690	114
Other income and (expense), net	1,634	655
Net income / (loss)	$ (105,565)	$ (95,202)